Consolidated Balance Sheets	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)
CURRENT ASSETS
Cash and cash equivalents	$ 4,486,907	$ 12,831,485
Restricted cash	347,122
Accounts receivable - third-party, net	1,671,563	1,302,189
Accounts receivable - related party		12,135
Inventories, net	1,668,362	2,719,790
Due from a related party	135,434	108,387
Prepayments and other current assets	187,207	79,822
Total current assets	8,496,595	17,053,808
NON-CURRENT ASSETS
Property, plant and equipment, net	58,310,892	58,259,795
Intangible assets, net	579,891	1,748,755
Long-term investments, net	7,415,351	20,656,752
Operating lease right-of-use assets, net	12,930,868	13,166,788
Prepayments and other non-current assets	2,963,329	3,417,866
Deferred tax assets	3,425,131	2,542,822
Total non-current assets	85,625,462	99,792,778
TOTAL ASSETS	94,122,057	116,846,586
CURRENT LIABILITIES
Short-term bank loans	1,474,000	698,000
Current portion of long-term bank loans	1,695,590	1,324,854
Due to a related party	101,873	32,171
Contract liabilities	188,502	187,846
Taxes payable	108,284	566,682
Operating lease liabilities, current	673,432	197,130
Accrued expenses and other current liabilities	1,463,368	1,482,981
Total current liabilities	7,600,401	6,105,917
NON-CURRENT LIABILITIES
Long-term bank loans	453,055	2,035,353
Operating lease liabilities, non-current	11,044,333	10,952,491
Total non-current liabilities	11,497,388	12,987,844
TOTAL LIABILITIES	19,097,789	19,093,761
Commitments and Contingencies (Note 18)
EQUITY
Statutory reserve	291,443	291,443
Accumulated deficit	(38,122,117)	(10,492,946)
Accumulated other comprehensive loss	(4,799,471)	(9,413,583)
Equity attributable to owners of the Company	75,024,223	97,752,782
Non-controlling interest	45	43
Total equity	75,024,268	97,752,825
TOTAL LIABILITIES AND EQUITY	94,122,057	116,846,586
Common Class A [Member]
EQUITY
Common stock value	117,636,230	117,349,730
Common Class B [Member]
EQUITY
Common stock value	18,138	18,138
Nonrelated Party [Member]
CURRENT LIABILITIES
Accounts payable	1,883,518	1,593,590
Related Party [Member]
CURRENT LIABILITIES
Accounts payable	$ 11,834	$ 22,663